Consolidated Statements of Changes in Equity - USD ($)		Share capital	Merger reserve	Capital reserve	Foreign currency translation reserve	Retained earnings	Total
Balance at Mar. 31, 2022	[1]	$ 160	$ 13	$ (2,500,000)	$ 5,128	$ 799,097	$ (1,695,602)
Profit for the year						744,499	744,499
Other comprehensive income:
Exchange differences on translating foreign operations					315		315
Balance at Mar. 31, 2023		160	13	(2,500,000)	5,443	1,543,596	(950,788)
Profit for the year						1,119,532	1,119,532
Other comprehensive income:
Exchange differences on translating foreign operations					(313)		(313)
Balance at Mar. 31, 2024		160	13	(2,500,000)	5,130	2,663,128	168,431
Profit for the year						209,673	209,673
Other comprehensive income:
Exchange differences on translating foreign operations
Balance at Mar. 31, 2025		$ 160	$ 13	$ (2,500,000)	$ 5,130	$ 2,872,801	$ 378,104

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 1.